Other Real Estate and Repossessed Assets Acquired in Settlement of Loans	12 Months Ended
Dec. 31, 2017
Other Real Estate [Abstract]
Real Estate and Other Assets Acquired in Settlement of Loans
(3)    Other Real Estate and Repossessed Assets Acquired in Settlement of Loans
(in thousands)	2017	2016
Commercial	$727	$809
Real estate construction - commercial	12,380	12,380
Real estate mortgage - residential	382	647
Real estate mortgage - commercial	2,909	3,439
Repossessed assets	5	16
Total	$16,403	$17,291
Less valuation allowance for other real estate owned	(3,221)	(3,129)
Total other real estate owned and repossessed assets	$13,182	$14,162

Changes in the net carrying amount of other real estate owned and repossessed assets for the years ended December 31, 2015 2016, and 2017, respectively, were as follows:
Balance at December 31, 2015	$19,225
Additions	2,233
Proceeds from sales	(4,057)
Charge-offs against the valuation allowance for other real estate owned, net	(317)
Net gain on sales	207
Balance at December 31, 2016	$17,291
Additions	374
Proceeds from sales	(1,115)
Charge-offs against the valuation allowance for other real estate owned, net	(192)
Net gain on sales	45
Total other real estate owned and repossessed assets	$16,403
Less valuation allowance for other real estate owned	(3,221)
Balance at December 31, 2017	$13,182

At December 31, 2017, no consumer mortgage loans secured by residential real estate properties were in the process of foreclosure compared to $162,000 at December 31, 2016.
Activity in the valuation allowance for other real estate owned in settlement of loans for the years ended December 31, 2017, 2016 and 2015, respectively, is summarized as follows:
(in thousands)	2017	2016	2015
Balance, beginning of year	$3,129	$3,233	$3,255
Provision for other real estate owned	284	213	17
Charge-offs	(192)	(317)	(39)
Balance, end of year	$3,221	$3,129	$3,233